Major Categories of Interest and Similar Income, Net (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest and Other Income [Line Items]
Fixed-maturity securities	$ 14,515	$ 13,681	$ 27,699	$ 29,131	$ 29,904
Investment income on trading securities	8	4
Policy loans	15	9	18	17	21
Short term securities, includes cash and cash equivalents	83	13	24	7	13
Other			24	24	4
Total	14,621	13,707	27,765	29,179	29,942
Less: Investment expenses	386	184	378	320	307
Total interest and similar income, net	$ 14,235	$ 13,523	$ 27,387	$ 28,859	$ 29,635